Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of balance sheet information related to operating lease
December 31, 2020
Operating lease assets:
Operating lease right of use asset – related party	$3,674,255
Total operating lease assets	3,674,255

Operating lease obligations:
Current operating lease liabilities	721,003
Non-current operating lease liabilities	2,967,193
Total operating lease obligations	$3,688,196

Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases
December 31, 2020
Weighted-average remaining lease term	4 years

Weighted-average discount rate	4.75%

Schedule of maturity of operating lease liabilities
12 months ending December 31,
2021	$873,872
2022	961,259
2023	1,057,385
2024	1,163,124
Total lease payments	4,055,640
Less: imputed interest	(367,444)
Total lease liabilities	$3,688,196